Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Fund of Funds Trust
Entity Central Index Key	0001301708
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000075564
Shareholder Report [Line Items]
Fund Name	AZL Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Balanced Index Strategy Fund	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	10.28%	6.57%	6.07%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Balanced Composite Index	10.76%	7.89%	7.90%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 324,929,981
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$324,929,981
Number of Portfolio Holdings	5
Portfolio Turnover Rate	3%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	48.9%
Domestic Equity Funds	36.8%
International Equity Fund	14.3%

C000075565
Shareholder Report [Line Items]
Fund Name	AZL DFA Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA Multi-Strategy Fund	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	11.34%	9.12%	6.78%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 644,109,770
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$644,109,770
Number of Portfolio Holdings	3
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	44.4%
Fixed Income Fund	38.4%
International Equity Fund	17.2%

C000107929
Shareholder Report [Line Items]
Fund Name	AZL MVP Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Balanced Index Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	7.68%	5.91%	5.13%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Balanced Composite Index	10.76%	7.89%	7.90%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 696,740,279
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$696,740,279
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	48.8%
Domestic Equity Funds	36.1%
International Equity Fund	15.1%

C000154558
Shareholder Report [Line Items]
Fund Name	AZL MVP DFA Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP DFA Multi-Strategy Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP DFA Multi-Strategy Fund	8.39%	8.18%	5.65%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,228,081,368
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,228,081,368
Number of Portfolio Holdings	5
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.2%
Fixed Income Fund	39.0%
International Equity Fund	17.8%

C000112693
Shareholder Report [Line Items]
Fund Name	AZL MVP FIAM Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP FIAM Multi-Strategy Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	6.52%	5.92%	4.47%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Income and Growth Composite Index	9.84%	6.15%	6.70%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 279,233,475
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$279,233,475
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Balanced Funds	100.0%

C000107931
Shareholder Report [Line Items]
Fund Name	AZL MVP Global Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Global Balanced Index Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	8.10%	5.66%	4.38%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
MSCI World Index (net of withholding taxes)	16.26%	14.55%	10.66%
MSCI World Index (gross of withholding taxes)	16.76%	15.09%	11.23%
Global Balanced Composite Index	11.47%	7.13%	6.73%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 428,585,765
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$428,585,765
Number of Portfolio Holdings	10
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
International Equity Fund	50.9%
Fixed Income Fund	49.1%
Convertible Bond	0.0%
Private Placements	0.0%
Corporate Bonds	0.0%

C000107930
Shareholder Report [Line Items]
Fund Name	AZL MVP Growth Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Growth Index Strategy Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	7.72%	9.07%	6.63%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Growth Composite Index	13.00%	12.25%	10.83%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,749,192,285
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,749,192,285
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	53.9%
Fixed Income Fund	23.3%
International Equity Fund	22.8%

C000107932
Shareholder Report [Line Items]
Fund Name	AZL MVP Moderate Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Moderate Index Strategy Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	7.89%	7.25%	5.45%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 316,741,167
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$316,741,167
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	43.2%
Fixed Income Fund	39.3%
International Equity Fund	17.5%

C000135433
Shareholder Report [Line Items]
Fund Name	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=AZLFunds
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	7.40%	9.28%	8.14%
S&P 500 Index	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Moderate Composite Index	11.66%	9.63%	9.08%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,012,768,476
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,012,768,476
Number of Portfolio Holdings	5
Portfolio Turnover Rate	-%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	81.5%
Fixed Income Fund	18.5%